As filed with the Securities and Exchange Commission on March 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2010 - (Unaudited)

Shares		Value

	COMMON STOCKS - 89.0%
	Consumer Discretionary - 13.4%
30,500	Amazon.com, Inc. (a)	$3,825,005
70,700	Bed Bath & Beyond, Inc. (a)	2,736,090
171,900	CarMax, Inc. (a)	3,546,297
145,400	Collective Brands, Inc. (a)	2,861,472
64,500	DIRECTV Group, Inc. (The) (a)	1,957,575
199,300	Dress Barn, Inc. (a)	4,691,522
32,200	Kohl's Corp. (a)	1,621,914
72,200	Mattel, Inc.	1,423,784
8,100	Men's Wearhouse, Inc.	163,215
59,900	Sony Corp. - ADR	1,990,477
92,650	TJX Cos, Inc.	3,521,626
55,000	Walt Disney Co. (The)	1,625,250
71,400	Whirlpool Corp.	5,367,852
		35,332,079
	Consumer Staples - 1.7%
27,000	Kellogg Co.	1,469,340
25,000	PepsiCo, Inc.	1,490,500
24,000	Procter & Gamble Co.	1,477,200
		4,437,040
	Energy - 5.1%
26,000	Cenovus Energy, Inc.	601,900
14,000	ConocoPhillips	672,000
26,000	EnCana Corp.	795,340
43,500	EOG Resources, Inc.	3,933,270
44,000	National Oilwell Varco, Inc.	1,799,600
12,200	Noble Energy, Inc.	902,068
40,000	Range Resources Corp.	1,840,000
44,534	Schlumberger Ltd.	2,826,128
		13,370,306
	Financials - 5.9%
45,000	Berkshire Hathaway, Inc. - Class B (a)	3,439,350
50,000	Chubb Corp.	2,500,000
111,100	Discover Financial Services	1,519,848
371,750	Marsh & McLennan Cos, Inc.	8,014,930
		15,474,128
	Health Care - 25.2%
75,000	Affymetrix, Inc. (a)	396,000
162,600	Amgen, Inc. (a)	9,508,848
77,900	Biogen Idec, Inc. (a)	4,186,346
333,600	Boston Scientific Corp. (a)	2,878,968
322,100	Eli Lilly & Co.	11,337,920
84,000	GlaxoSmithKline PLC - ADR	3,276,840
36,000	Johnson & Johnson	2,262,960
197,700	Medtronic, Inc.	8,479,353
140,950	Novartis AG - ADR	7,545,054
17,000	Pfizer, Inc.	317,220
61,300	Roche Holding AG - CHF	10,315,876
16,500	Sanofi Aventis - ADR	607,365
93,400	Waters Corp. (a)	5,321,932
		66,434,682

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2010 - (Unaudited)

Shares	Value

	Industrials - 13.6%
23,800	Alaska Air Group, Inc. (a)	$745,892
50,000	Alexander & Baldwin, Inc.	1,597,500
253,000	AMR Corp. (a)	1,750,760
103,800	Boeing Co.	6,290,280
23,500	Caterpillar, Inc.	1,227,640
7,500	Deere & Co.	374,625
16,000	FedEx Corp.	1,253,600
118,300	Honeywell International, Inc.	4,571,112
23,500	JetBlue Airways Corp. (a)	116,090
140,000	McDermott International, Inc. (a)	3,306,800
6,200	Norfolk Southern Corp.	291,772
26,800	Pall Corp.	923,796
74,000	Rockwell Automation, Inc.	3,569,760
427,400	Southwest Airlines Co.	4,842,442
1,900	Thomas & Betts Corp. (a)	64,144
18,000	Union Pacific Corp.	1,089,000
68,400	United Parcel Service, Inc.	3,951,468
		35,966,681
	Information Technology - 17.7%
20,550	Accenture Ltd. - Class A	842,345
120,000	Altera Corp.	2,558,400
131,700	Applied Materials, Inc.	1,604,106
69,621	ASML Holding N.V. - ADR	2,175,656
50,600	Corning, Inc.	914,848
200,000	Electronic Arts, Inc. (a)	3,256,000
246,800	EMC Corp. (a)	4,114,156
1,000	Google, Inc. (a)	529,420
28,400	Hewlett-Packard Co.	1,336,788
70,800	Intel Corp.	1,373,520
49,400	Intersil Corp.	665,418
66,000	Intuit, Inc. (a)	1,954,260
33,100	KLA-Tencor Corp.	933,420
460,000	L.M. Ericsson Telephone Co. - ADR	4,452,800
134,800	Microsoft Corp.	3,798,664
112,900	Motorola, Inc. (a)	694,335
54,800	NeuStar, Inc. - Class A (a)	1,230,808
142,000	NVIDIA Corp. (a)	2,185,380
88,500	Oracle Corp.	2,040,810
22,200	Research In Motion Ltd. (a)	1,397,712
175,800	Symantec Corp. (a)	2,979,810
192,700	Texas Instruments, Inc.	4,335,750
47,400	Xilinx, Inc.	1,117,692
24,800	Yahoo!, Inc. (a)	372,248
		46,864,346

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2010 - (Unaudited)

Shares	Value

		Materials - 6.3%
	9,725	Domtar Corp. (a)	$472,343
	24,300	Freeport-McMoRan Copper & Gold, Inc.	1,620,567
	44,600	Monsanto Co.	3,384,248
	33,000	Newmont Mining Corp.	1,414,380
	21,400	Potash Corp. of Saskatchewan	2,126,090
	8,400	Praxair, Inc.	632,688
	84,600	Vulcan Materials Co.	3,738,474
	80,000	Weyerhaeuser Co.	3,192,000
			16,580,790
		Telecommunication Services - 0.1%
	115,750	Sprint Nextel Corp. (a)	379,660

		TOTAL COMMON STOCKS
		(Cost $224,186,929)	$234,839,712

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 11.5%
	$30,327,079	Dreyfus Treasury Prime Cash Management	$30,327,079
		TOTAL SHORT TERM INVESTMENTS
		(Cost $30,327,079)	30,327,079
		TOTAL INVESTMENTS
		(Cost $254,514,008^) - 100.5%	265,166,791
		Liabilities in Excess of Other Assets - (0.5)%	(1,355,254)
		TOTAL NET ASSETS - 100.0%	$263,811,537

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:
		Cost of investments	$254,514,008
		Gross unrealized appreciation	25,071,791
		Gross unrealized depreciation	(14,419,008)
		Net unrealized depreciation	$10,652,783

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Stock Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$234,839,712	$—	$—	$ 234,839,712
Total Equity	$234,839,712	$—	$—	$ 234,839,712
Short-Term Investments	$30,327,079	$—	$—	$ 30,327,079
Total Investments in Securities	$265,166,791	$—	$—	$ 265,166,791

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2010 - (Unaudited)

Shares		Value

	COMMON STOCKS - 92.4%
	Consumer Discretionary - 8.8%
250,000	99 Cents Only Stores (a)	$3,260,000
65,800	Amazon.com, Inc. (a)	8,251,978
213,600	Bed Bath & Beyond, Inc. (a)	8,266,320
717,000	CarMax, Inc. (a)	14,791,710
40,000	Carnival Corp. (a)	1,333,200
166,200	DIRECTV Group, Inc. (The) (a)	5,044,170
357,900	Dress Barn, Inc. (a)	8,424,966
228,500	Gentex Corp.	4,380,345
55,850	Kohl's Corp. (a)	2,813,164
200,000	Mattel, Inc.	3,944,000
343,800	Quiksilver, Inc. (a)	694,476
312,100	Sony Corp. - ADR	10,371,083
134,650	TJX Cos, Inc.	5,118,047
		76,693,459
	Consumer Staples - 0.2%
22,200	Procter & Gamble Co.	1,366,410

	Energy - 5.2%
70,000	Cenovus Energy, Inc.	1,620,500
21,000	ConocoPhillips	1,008,000
100,000	EnCana Corp.	3,059,000
115,400	EOG Resources, Inc.	10,434,468
20,000	Hess Corp.	1,155,800
140,000	National Oilwell Varco, Inc.	5,726,000
30,000	Noble Energy, Inc.	2,218,200
170,000	Oceaneering International, Inc. (a)	9,299,000
60,000	Range Resources Corp.	2,760,000
130,100	Schlumberger Ltd	8,256,146
		45,537,114
	Financials - 3.2%
29,000	Bank of New York Mellon Corp. (The)	843,610
88,950	Berkshire Hathaway, Inc. - Class B (a)	6,798,448
100,000	Chubb Corp.	5,000,000
630,000	Marsh & McLennan Cos, Inc.	13,582,800
120,000	Progressive Corp. (The) (a)	1,989,600
		28,214,458
	Health Care - 35.5%
800,400	Abiomed, Inc. (a)	6,339,168
950,000	Accuray, Inc. (a)	5,643,000
281,000	Affymetrix, Inc. (a)	1,483,680
595,300	Amgen, Inc. (a)	34,813,144
156,300	Biogen Idec, Inc. (a)	8,399,562
298,200	BioMarin Pharmaceutical, Inc. (a)	5,794,026
1,072,100	Boston Scientific Corp. (a)	9,252,223
1,220,100	Cepheid, Inc. (a)	17,923,269
140,000	Cerner Corp. (a)	10,591,000
229,900	Charles River Laboratories International, Inc. (a)	8,354,566
1,269,000	Conceptus, Inc. (a)	24,631,290
142,741	Crucell N.V. - ADR (a)	2,769,176
405,000	Dendreon Corp. (a)	11,218,500

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2010 - (Unaudited)

Shares	Value

847,400	Eli Lilly & Co.	$29,828,480
88,800	GlaxoSmithKline PLC - ADR	3,464,088
220,000	Illumina, Inc. (a)	8,071,800
2,509,500	ImmunoGen, Inc. (a)	17,541,405
80,000	Johnson & Johnson	5,028,800
200,000	Kinetic Concepts, Inc. (a)	8,258,000
509,100	Medtronic, Inc.	21,835,299
288,100	Micrus Endovascular Corp. (a)	4,834,318
790,000	Nektar Therapeutics (a)	9,021,800
260,800	Novartis AG - ADR	13,960,624
70,000	Nuvasive, Inc. (a)	1,932,000
160,000	OraSure Technologies, Inc. (a)	819,200
152,200	Roche Holding AG - CHF	25,612,992
136,200	SurModics, Inc. (a)	2,724,000
146,500	Waters Corp. (a)	8,347,570
		308,492,980
	Industrials - 8.8%
1,317,300	AMR Corp. (a)	9,115,716
200,000	C. H. Robinson Worldwide, Inc.	11,326,000
136,000	Caterpillar, Inc.	7,104,640
187,565	Colfax Corp. (a)	2,113,857
180,000	Expeditors International Washington, Inc.	6,138,000
50,600	FedEx Corp.	3,964,510
284,550	JetBlue Airways Corp. (a)	1,405,677
240,000	McDermott International, Inc. (a)	5,668,800
67,800	Pall Corp.	2,337,066
140,200	Ritchie Bros Auctioneers, Inc.	2,947,004
33,100	Rockwell Automation, Inc.	1,596,744
1,426,900	Southwest Airlines Co.	16,166,777
113,300	United Parcel Service, Inc.	6,545,341
		76,430,132
	Information Technology - 28.4%
57,850	Accenture Ltd. - Class A	2,371,272
78,200	Adobe Systems, Inc. (a)	2,525,860
200,000	Akamai Technologies, Inc. (a)	4,940,000
730,000	Altera Corp.	15,563,600
289,300	Applied Materials, Inc.	3,523,674
215,244	ASML Holding N.V. - ADR	6,726,375
138,000	Avid Technology, Inc. (a)	1,742,940
30,000	Cisco Systems, Inc. (a)	674,100
198,800	Corning, Inc.	3,594,304
194,700	Cree, Inc. (a)	10,885,677
37,000	Cymer, Inc. (a)	1,160,690
1,328,600	Electronic Arts, Inc. (a)	21,629,608
783,700	EMC Corp. (a)	13,064,279
1,360,000	Flextronics International Ltd. (a)	8,622,400
529,700	FormFactor, Inc. (a)	8,194,459
36,460	Google, Inc. - Class A (a)	19,302,653
60,000	Hewlett-Packard Co.	2,824,200
185,500	Intel Corp.	3,598,700

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2010 - (Unaudited)

Shares	Value

	170,000	Intersil Corp. - Class A	$2,289,900
	390,400	Intuit, Inc. (a)	11,559,744
	88,800	KLA-Tencor Corp.	2,504,160
	1,200,000	L.M. Ericsson Telephone Co. - ADR	11,616,000
	49,000	McAfee, Inc. (a)	1,847,300
	42,000	Micron Technology, Inc. (a)	366,240
	292,300	Microsoft Corp.	8,237,014
	208,200	Motorola, Inc. (a)	1,280,430
	195,900	NeuStar, Inc. - Class A (a)	4,399,914
	920,000	Nuance Communications, Inc. (a)	13,818,400
	300,000	NVIDIA Corp. (a)	4,617,000
	231,100	Oracle Corp.	5,329,166
	70,000	QUALCOMM, Inc.	2,743,300
	409,800	Rambus, Inc. (a)	8,991,012
	73,750	Research In Motion Ltd. (a)	4,643,300
	151,800	SanDisk Corp. (a)	3,858,756
	494,000	Stratasys, Inc. (a)	11,362,000
	289,000	Symantec Corp. (a)	4,898,550
	301,000	Texas Instruments, Inc.	6,772,500
	22,900	Trimble Navigation Ltd. (a)	524,181
	158,300	Xilinx, Inc.	3,732,714
			246,336,372
		Materials - 2.2%
	139,800	Monsanto Co.	10,608,024
	37,150	Praxair, Inc.	2,798,138
	126,400	Vulcan Materials Co.	5,585,616
			18,991,778
		Telecommunication Services - 0.1%
	292,450	Sprint Nextel Corp. (a)	959,236
		TOTAL COMMON STOCKS
		(Cost $789,844,753)	$803,021,939

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 7.8%
	$67,692,807	Dreyfus Treasury Prime Cash Management	$67,692,807
		TOTAL SHORT TERM INVESTMENTS
		(Cost $67,692,807)	67,692,807
		TOTAL INVESTMENTS
		(Cost $857,537,560^) - 100.2%	870,714,746
		Liabilities in Excess of Other Assets - (0.2)%	(2,028,834)
		TOTAL NET ASSETS - 100.0%	$868,685,912

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2010 - (Unaudited)

Shares	Value

^ The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:
Cost of investments	$857,537,560
Gross unrealized appreciation	87,466,490
Gross unrealized depreciation	(74,289,304)
Net unrealized depreciation	$13,177,186

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$803,021,939	$—	$—	$ 803,021,939
Total Equity	$803,021,939	$—	$—	$ 803,021,939
Short-Term Investments	$67,692,807	$—	$—	$ 67,692,807
Total Investments in Securities	$870,714,746	$—	$—	$ 870,714,746

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2010 - (Unaudited)

Shares		Value

	COMMON STOCKS - 91.6%
	Consumer Discretionary - 4.3%
63,000	Amazon.com, Inc. (a)	$7,900,830
293,400	CarMax, Inc. (a)	6,052,842
74,700	DIRECTV Group, Inc. (The) (a)	2,267,145
140,000	Gentex Corp.	2,683,800
229,000	Quiksilver, Inc. (a)	462,580
		19,367,197
	Consumer Staples - 5.6%
736,866	American Italian Pasta Co. - Class A (a)	25,245,029

	Energy - 3.7%
120,000	Cabot Oil & Gas Corp.	4,592,400
32,000	EOG Resources, Inc.	2,893,440
60,000	National Oilwell Varco, Inc.	2,454,000
74,000	Oceaneering International, Inc. (a)	4,047,800
66,000	Range Resources Corp.	3,036,000
		17,023,640
	Financials - 1.8%
605,820	MarketAxess Holdings, Inc.	8,257,327

	Health Care - 37.4%
1,019,873	Abiomed, Inc. (a)	8,077,394
390,000	Accuray, Inc. (a)	2,316,600
222,000	Affymetrix, Inc. (a)	1,172,160
65,000	Biogen Idec, Inc. (a)	3,493,100
510,300	BioMarin Pharmaceutical, Inc. (a)	9,915,129
948,100	Boston Scientific Corp. (a)	8,182,103
591,600	Cardica, Inc. (a)	911,064
1,152,800	Cepheid, Inc. (a)	16,934,632
50,900	Charles River Laboratories International, Inc. (a)	1,849,706
790,950	Conceptus, Inc. (a)	15,352,340
132,316	Crucell N.V. - ADR (a)	2,566,931
540,300	Dendreon Corp. (a)	14,966,310
1,966,400	Dyax Corp. (a)	6,626,768
2,226,800	ImmunoGen, Inc. (a)	15,565,332
198,500	Kinetic Concepts, Inc. (a)	8,196,065
311,500	Luminex Corp. (a)	4,214,595
315,000	Micrus Endovascular Corp. (a)	5,285,700
615,000	Nektar Therapeutics (a)	7,023,300
90,000	Nuvasive, Inc. (a)	2,484,000
1,642,600	OraSure Technologies, Inc. (a)	8,410,112
1,233,539	Pharmacyclics, Inc. (a)	4,971,162
96,600	Roche Holding AG - CHF	16,256,340
116,000	SurModics, Inc. (a)	2,320,000
120,000	Wright Medical Group, Inc. (a)	2,145,600
		169,236,443

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2010 - (Unaudited)

Shares	Value

	Industrials - 8.0%
195,000	Alaska Air Group, Inc. (a)	$6,111,300
1,050,000	AMR Corp. (a)	7,266,000
80,000	C. H. Robinson Worldwide, Inc.	4,530,400
441,210	Colfax Corp. (a)	4,972,437
495,425	JetBlue Airways Corp. (a)	2,447,399
53,000	Monster Worldwide, Inc. (a)	826,270
52,600	Pall Corp.	1,813,122
109,900	Ritchie Bros. Auctioneers, Inc.	2,310,098
320,600	Southwest Airlines Co.	3,632,398
90,000	US Airways Group, Inc. (a)	477,900
200,000	Vitran Corp, Inc. (a)	1,804,000
		36,191,324
	Information Technology - 29.9%
140,000	3PAR, Inc. (a)	1,353,800
180,000	Akamai Technologies, Inc. (a)	4,446,000
470,000	Altera Corp.	10,020,400
243,288	ASML Holding N.V. - ADR	7,602,750
115,000	Avid Technology, Inc. (a)	1,452,450
145,600	Cree, Inc. (a)	8,140,496
96,500	Cymer, Inc. (a)	3,027,205
649,200	Electronic Arts, Inc. (a)	10,568,976
200,000	EMC Corp. (a)	3,334,000
230,000	FARO Technologies, Inc. (a)	4,156,100
493,800	FormFactor, Inc. (a)	7,639,086
17,100	Google, Inc. (a)	9,053,082
452,100	Guidance Software, Inc. (a)	2,396,130
113,800	Intermec, Inc. (a)	1,510,126
255,000	Intuit, Inc. (a)	7,550,550
165,300	KLA-Tencor Corp.	4,661,460
57,500	McAfee, Inc. (a)	2,167,750
40,000	Micron Technology, Inc. (a)	348,800
149,200	NeuStar, Inc. - Class A (a)	3,351,032
360,000	Nuance Communications, Inc. (a)	5,407,200
286,550	NVIDIA Corp. (a)	4,410,004
311,800	Rambus, Inc. (a)	6,840,892
96,900	Research In Motion Ltd. (a)	6,100,824
111,700	SanDisk Corp. (a)	2,839,414
214,300	SonicWall, Inc. (a)	1,632,966
355,400	Stratasys, Inc. (a)	8,174,200
180,900	Symantec Corp. (a)	3,066,255
88,000	Trimble Navigation Ltd (a)	2,014,320
80,000	Websense, Inc. (a)	1,482,400
25,000	Yahoo!, Inc. (a)	375,250
		135,123,918

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2010 - (Unaudited)

Shares	Value

		Materials - 0.7%
	40,000	Monsanto Co.	$3,035,200

		Telecommunication Services - 0.2%
	296,700	Sprint Nextel Corp. (a)	973,176

		TOTAL COMMON STOCKS
		(Cost $393,511,423)	$414,453,254
	Principal Amount		Value
		SHORT TERM INVESTMENTS - 8.5%
	$38,263,706	Dreyfus Treasury Prime Cash Management	$38,263,706
		TOTAL SHORT TERM INVESTMENTS
		(Cost $38,263,706)	38,263,706
		TOTAL INVESTMENTS
		(Cost $431,775,129^) - 100.1%	452,716,960
		Liabilities in Excess of Other Assets - (0.1)%	(475,626)
		TOTAL NET ASSETS - 100.0%	$452,241,334

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:
		Cost of investments	$431,775,129
		Gross unrealized appreciation	75,344,983
		Gross unrealized depreciation	(54,403,152)
		Net unrealized depreciation	$20,941,831

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Aggressive Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$414,453,254	$—	$—	$414,453,254
Total Equity	$414,453,254	$—	$—	$414,453,254
Short-Term Investments	$38,263,706	$—	$—	$38,263,706
Total Investments in Securities	$452,716,960	$—	$—	$452,716,960

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PRIMECAP Odyssey Funds

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date     March 22, 2010

By (Signature and Title)    /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date     March 22, 2010

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date     March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date     March 22, 2010

By (Signature and Title)   /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date     March 22, 2010

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date     March 22, 2010

By (Signature and Title)    /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date     March 22, 2010

* Print the name and title of each signing officer under his or her signature.